Financial Instruments and Financial Risk Management (Details) - Schedule of binomial share price model	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Financial Risk Management (Details) - Schedule of binomial share price model [Line Items]
Risk-free interest rate	4.39%	0.83%
Expected term (in years)	1 year 5 months 4 days	2 years 5 months 4 days
Expected volatility	69.28%	104.07%
Bottom of range [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of binomial share price model [Line Items]
Risk-free interest rate	4.11%	0.95%
Expected term (in years)	11 months 1 day	2 years 10 months 9 days
Expected volatility	69.93%	99.93%
Top of range [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of binomial share price model [Line Items]
Risk-free interest rate	4.73%	1.15%
Expected term (in years)	3 years 4 months 20 days	3 years 9 months
Expected volatility	98.87%	101.72%